Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flow from (used in) operating activities:
Net income (loss)	$ 48,029	$ (15,562)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	103	3,706
Gain on foreign currency remeasurement	(388)	(7,415)
Loss on short-term investments	70	5,806
Deferred taxes	13,655	(11,988)
Working capital adjustments:
Accounts receivable	(5,656)	493
Prepaid expenses, other current and non-current assets	1,528	(844)
Accounts payable, accrued expenses and other payables	(601)	904
Contract liabilities	(219)	(634)
Income tax payable	5	0
Other current and non-current liabilities	(94,121)	75,046
Net cash flows from (used in) operating activities	(37,595)	49,512
Cash flow from (used in) investing activities:
Purchases of intangible assets	0	(3)
Purchases of property and equipment	(118)	(99)
Disposals of property and equipment	0	6
Purchases of short-term investments	(61,325)	(235,391)
Sales of short-term investments	66,440	141,001
Net cash flows from (used in) investing activities	4,997	(94,486)
Cash flow from (used in) financing activities:
Net cash flows from (used in) financing activities:	0	0
Net foreign exchange difference on cash and cash equivalents	(283)	(4,178)
Net decrease in cash and cash equivalents	(32,881)	(49,152)
Cash and cash equivalents at beginning of period	217,352	242,060
Cash and cash equivalents at end of period	184,471	192,908
Noncash financing activity:
Interest	0	0
Income taxes	$ 299	$ 9,334